Income Taxes - Components of Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income from operations before income taxes:
Domestic	$ 141.6	$ 110.6	$ 97.1
Foreign	(87.0)	(76.9)	54.0
Income before income taxes	54.6	33.7	151.1
Current:
Domestic	(8.9)	(5.3)	(2.5)
Foreign	44.6	(14.7)	454.3
Current income tax benefit (expense)	35.7	(20.0)	451.8
Deferred:
Domestic	(3.3)	0.7	(4.2)
Foreign	12.5	31.1	5.6
Deferred income tax benefit	9.2	31.8	1.4
Total income tax benefit	$ 44.9	$ 11.8	$ 453.2